Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
U.S. Sustainability Core 1 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Sustainability Core 1 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Sustainability Core 1 Portfolio is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Sustainability Core 1 Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The U.S. Sustainability Core 1 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Sustainability Core 1 Portfolio’s performance. During the most recent fiscal year, the U.S. Sustainability Core 1 Portfolio’s portfolio turnover rate was 12% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The "Management Fee" and "Total Annual Operating Expenses" have been adjusted to reflect the decrease in management fee payable by the U.S. Sustainability Core 1 Portfolio from 0.23% to 0.20% effective as of February 28, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the U.S. Sustainability Core 1 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The U.S. Sustainability Core 1 Portfolio purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization, value, and/or high profitability companies as compared to their representation in the U.S. Universe, while adjusting the composition of the Portfolio based on sustainability impact considerations. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. The Portfolio’s increased exposure to small capitalization, value, and/or high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value, or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Sustainability Core 1 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the U.S. Sustainability Core 1 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. For example, as of December 31, 2019, securities of the largest U.S. growth companies comprised 35% of the U.S. Universe and the Advisor allocated approximately 30% of the U.S. Sustainability Core 1 Portfolio to securities of the largest U.S. growth companies. The percentage by which the U.S. Sustainability Core 1 Portfolio’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements, sustainability impact considerations and other factors. Additionally, the range by which the U.S. Sustainability Core 1 Portfolio’s percentage allocation to all securities as compared to the U.S. Universe may be impacted by the Portfolio’s investment strategies with respect to sustainability impact considerations and the Advisor may also adjust the representation in the U.S. Sustainability Core 1 Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, that the Advisor believes to be negatively impacted by environmental, social or governance factors (including accounting practices and shareholder rights) to a greater degree relative to other issuers.

The U.S. Sustainability Core 1 Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The above-referenced investments are not subject to, although they may incorporate, the U.S. Sustainability Core 1 Portfolio’s sustainability impact considerations.

The U.S. Sustainability Core 1 Portfolio may lend its portfolio securities to generate additional income.

		The Advisor intends to take into account the impact that companies may have on the environment and other sustainability considerations when making investment decisions for the U.S. Sustainability Core 1 Portfolio. Relative to a portfolio without these considerations, the U.S. Sustainability Core 1 Portfolio will exclude or underweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be less sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a portfolio without sustainability impact considerations, the U.S. Sustainability Core 1 Portfolio will overweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be more sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. In considering sustainability impact and other factors that the Advisor believes may be important to investors, the Advisor may consider carbon and other greenhouse emissions, or potential emissions, land use, cluster munitions manufacturing, landmine manufacturing, civilian firearms manufacturing, biodiversity, involvement in toxic spills or releases, operational waste, water use, tobacco, palm oil, coal, child labor and factory farming activities, among other factors. In particular, the Portfolio may exclude companies the Advisor considers to have high carbon or greenhouse gas emissions or reserves that may produce those emissions. The Advisor may engage third party service providers to provide research and/or ratings information relating to the U.S. Sustainability Core 1 Portfolio’s sustainability impact considerations with respect to securities in the portfolio, where information is available from such providers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the value of your investment in the U.S. Sustainability Core 1 Portfolio will fluctuate, there is the risk that you will lose money. An investment in the U.S. Sustainability Core 1 Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the U.S. Sustainability Core 1 Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Sustainability Impact Consideration Investment Risk: The U.S. Sustainability Core 1 Portfolio’s sustainability impact considerations may limit the number of investment opportunities available to the Portfolio, and as a result, at times, the Portfolio may underperform funds that are not subject to such sustainability impact considerations. For example, the Portfolio may decline to purchase, or underweight its investment in, certain securities due to sustainability impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. The Portfolio may also overweight its investment in certain securities due to sustainability impact considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, the Portfolio may sell or retain certain securities due to sustainability impact considerations when it is otherwise disadvantageous to do so. The sustainability impact considerations may also cause the Portfolio’s industry allocation to deviate from that of funds without these considerations and of conventional benchmarks.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Sustainability Core 1 Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Sustainability Core 1 Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Sustainability Core 1 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The U.S. Sustainability Core 1 Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

		Cyber Security Risk: The U.S. Sustainability Core 1 Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the U.S. Sustainability Core 1 Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the U.S. Sustainability Core 1 Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the U.S. Sustainability Core 1 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Sustainability Core 1 Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Sustainability Core 1 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

		The after-tax returns presented in the table for the U.S. Sustainability Core 1 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the U.S. Sustainability Core 1 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Sustainability Core 1 Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The U.S. Sustainability Core 1 Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Sustainability Core 1 Portfolio—Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2010-December 2019
Highest Quarter	Lowest Quarter
14.16% (1/19–3/19)	-17.51% (7/11–9/11)

Performance Table Heading	rr_PerformanceTableHeading	Annualized Returns (%) Periods ending December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the U.S. Sustainability Core 1 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the U.S. Sustainability Core 1 Portfolio is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.
U.S. Sustainability Core 1 Portfolio | U.S. Sustainability Core 1 Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%	[1]
1 Year	rr_ExpenseExampleYear01	$ 24
3 Years	rr_ExpenseExampleYear03	74
5 Years	rr_ExpenseExampleYear05	130
10 Years	rr_ExpenseExampleYear10	293
1 Year	rr_ExpenseExampleNoRedemptionYear01	24
3 Years	rr_ExpenseExampleNoRedemptionYear03	74
5 Years	rr_ExpenseExampleNoRedemptionYear05	130
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 293
2010	rr_AnnualReturn2010	18.68%
2011	rr_AnnualReturn2011	(0.66%)
2012	rr_AnnualReturn2012	17.05%
2013	rr_AnnualReturn2013	36.69%
2014	rr_AnnualReturn2014	10.39%
2015	rr_AnnualReturn2015	(1.23%)
2016	rr_AnnualReturn2016	13.91%
2017	rr_AnnualReturn2017	21.35%
2018	rr_AnnualReturn2018	(6.73%)
2019	rr_AnnualReturn2019	32.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.51%)
1 Year	rr_AverageAnnualReturnYear01	32.52%
5 Years	rr_AverageAnnualReturnYear05	11.03%
10 Years	rr_AverageAnnualReturnYear10	13.39%
U.S. Sustainability Core 1 Portfolio | Return After Taxes on Distributions | U.S. Sustainability Core 1 Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.85%
5 Years	rr_AverageAnnualReturnYear05	10.41%
10 Years	rr_AverageAnnualReturnYear10	12.85%
U.S. Sustainability Core 1 Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | U.S. Sustainability Core 1 Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.67%
5 Years	rr_AverageAnnualReturnYear05	8.65%
10 Years	rr_AverageAnnualReturnYear10	11.12%
U.S. Sustainability Core 1 Portfolio | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%

[1]	The “Management Fee” and “Total Annual Operating Expenses” have been adjusted to reflect the decrease in management fee payable by the U.S. Sustainability Core 1 Portfolio from 0.23% to 0.20% effective as of February 28, 2020.